Accumulated Other Comprehensive Income/(Loss) (Tables)	3 Months Ended
Mar. 31, 2011
Accumulated Other Comprehensive Income (Loss) Tables [Abstract]
Accumulated other comprehensive income/(loss)

							Net loss and prior
							service costs/(credit)	Accumulated
As of or for the three months ended	Unrealized		Translation				of defined benefit	other
March 31, 2011	gains/(losses) on		adjustments,				pension and	comprehensive
(in millions)	AFS securities(b)		net of hedges		Cash flow hedges		OPEB plans	income/(loss)

Balance at January 1, 2011	$2,498	(c)	$253		$206		$(1,956)	$1,001
Net change	(251)	(d)	24	(e)	(79)	(f)	17 (g)	(289)

Balance at March 31, 2011	$2,247	(c)	$277		$127		$(1,939)	$712

						Net loss and prior
						service costs/(credit)	Accumulated
As of or for the three months ended	Unrealized		Translation			of defined benefit	other
March 31, 2010	gains/(losses) on		adjustments,			pension and	comprehensive
(in millions)	AFS securities(b)		net of hedges	Cash flow hedges		OPEB plans	income/(loss)

Balance at January 1, 2010	$2,032	(c)	$(16)	$181		$(2,288)	$(91)
Cumulative effect of change in accounting principle(a)	(129)		—	—		—	(129)
Net change	796	(d)	31 (e)	85	(f)	69 (g)	981

Balance at March 31, 2010	$2,699	(c)	$15	$266		$(2,219)	$761

(a)	Reflects the effect of adoption of accounting guidance related to the consolidation of VIEs. AOCI decreased by $129 million due to the adoption of the accounting guidance related to VIEs, as a result of the reversal of the fair value adjustments taken on retained AFS securities that were eliminated in consolidation; for further discussion see Note 15 on pages 141—149 of this Form 10-Q.

(b)	Represents the after-tax difference between the fair value and amortized cost of securities accounted for as AFS.

(c)	At March 31, 2011, January 1, 2011, March 31, 2010, and January 1, 2010, included after-tax unrealized losses not related to credit on debt securities for which credit losses have been recognized in income of $(65) million, $(81) million, $(193) million and $(226) million, respectively.

(d)	The net change for the three months ended March 31, 2011, was due primarily to decreased market value on pass-through agency MBS and agency collateralized mortgage obligations, as well as on foreign government debt, partially offset by the narrowing of spreads on collateralized loan obligations and foreign residential MBS. The net change for the three months ended March 31, 2010, was due primarily to the narrowing of spreads on commercial and nonagency residential MBS, as well as on collateralized loan obligations; also reflected increased market value on pass-through agency residential MBS.

(e)	At March 31, 2011 and 2010, included after-tax gains/(losses) on foreign currency translation from operations for which the functional currency is other than the U.S. dollar of $262 million and $(170) million, respectively, partially offset by after-tax gains/(losses) on hedges of $(238) million and $201 million, respectively. The Firm may not hedge its entire exposure to foreign currency translation on net investments in foreign operations.

(f)	The net change for the three months ended March 31, 2011, included $71 million of after-tax gains recognized in income, and $(8) million of after-tax losses, representing the net change in derivative fair value that was reported in comprehensive income. The net change for the three months ended March 31, 2010, included $(2) million of after-tax losses recognized in income and $83 million of after-tax gains, representing the net change in derivative fair value that was reported in comprehensive income.

(g)	The net changes for the three-month periods ended March 31, 2011 and 2010, were due to after-tax adjustments based on the final year-end actuarial valuations for the U.S. and non-U.S. defined benefit pension and OPEB plans (for 2010 and 2009, respectively); and the amortization of net loss and prior service credit into net periodic benefit cost.